Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	150,000,000	150,000,000
Common shares, shares issued	71,905,363	57,500,000
Common shares, shares outstanding	71,905,363	57,500,000